Accrued expenses and prepaid revenues (Tables)	12 Months Ended
Dec. 31, 2024
Accrued expenses and prepaid revenues
Schedule of accrued expenses and prepaid revenues

Skr mn	Dec 31, 2024	Dec 31, 2023
Interest expenses accrued	8,720	8,333
Other accrued expenses and prepaid revenues	78	54
Total	8,798	8,387